INVESTMENTS - (Schedule of Long-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVESTMENTS
Carrying amount of equity investments at fair value without readily determinable fair value	$ 6,770	¥ 47,129	¥ 69,357	¥ 66,237
Carrying amount of equity method investments	15,200	105,825	125,018	280,836
Carrying amount of long-term investments	$ 21,970	¥ 152,954	¥ 194,375	¥ 347,073